UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): January 1, 2016

UBS AG acting through its Branch located at 1285 Avenue of the Americas, New York, New York

(Exact name of securitizer as specified in its charter)

025-03040	0001685185
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Nicholas Galeone, Executive Director (212) 713-8832 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UBS AG, ACTING THROUGH ITS BRANCH LOCATED AT 1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK (Securitizer)

By:	/s/ David Schell
Name: David Schell
Title: Executive Director

By:	/s/ Nicholas Galeone
Name: Nicholas Galeone
Title: Executive Director

Date: February 13, 2017